Loss Per Common Share - Calculation Of Loss Per Share (Tables) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Loss per common share
Net loss attributable to common stockholders	$ (2,804)	$ (1,536)	$ (15,622)	$ (801)
Dividend declared on preferred shares Series B	(27)	(27)	(54)	(54)
Dividend declared on Series D preferred shares	(168)	0	(279)	0
Dividend declared on restricted shares	(105)	0	(210)	0
Undistributed loss attributable to Series C participating preferred shares	151	122	825	34
Loss attributable to common stockholders, basic and diluted	$ (2,953)	$ (1,441)	$ (15,340)	$ (821)
Denominator:
Denominator for basic net loss per share - weighted average shares	149,564,942	90,215,506	145,352,511	72,143,198
Denominator for diluted net loss per share - adjusted weighted average shares	149,564,942	90,215,506	145,352,511	72,143,198
Basic net loss per share	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.01)
Diluted net loss per share	$ (0.02)	$ (0.02)	$ (0.11)	$ (0.01)